GOODWILL	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

4.	GOODWILL

(in thousands of $)	Goodwill	Accumulated impairment losses	Net carrying value
Balance as of December 31, 2019	225,273	(112,821)	112,452
Balance as of December 31, 2020	225,273	(112,821)	112,452
Balance as of December 31, 2021	225,273	(112,821)	112,452

On the date of the Merger the share price of the Company was $15.15, adjusted for the 1-for-5 reverse share split in February 2016, and the Company recorded goodwill of $225.3 million. An impairment loss of $112.8 million was recognized in the year ended December 31, 2017. The Company has one reporting unit for the purpose of assessing potential goodwill impairment and has selected September 30 as its annual goodwill impairment testing date.

During the year ended December 31, 2019, the Company both assessed qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of the reporting unit is less than its carrying amount, including goodwill, as well as performing the first step of the two step impairment analysis. The Company concluded that no impairment was required following these impairment tests.
During the year ended December 31, 2020, the Company elected to bypass the qualitative assessment and proceeded directly to performing the quantitative impairment assessment. The Company performed its annual impairment test as of September 30, 2020 and concluded that there was no requirement for an impairment. At December 31, 2020, the Company's share price had fallen from its September 30, 2020 share price and as such, the Company performed an additional impairment analysis. The Company concluded that no impairment was required following these impairment tests.

During the year ended December 31, 2021, the Company elected to bypass the qualitative assessment and proceeded directly to performing the quantitative impairment assessment. The Company performed its annual impairment test as of September 30, 2021 and concluded that there was no requirement for an impairment. At December 31, 2021, the Company's share price had fallen from its September 30, 2021 share price and as such, the Company performed an additional impairment analysis. The Company concluded that no impairment was required following these impairment tests.